Related parties (Details) - GBP (£) £ in Millions, shares in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Related party transactions
Cash ratio deposits			0.324%
Threshold eligible liabilities	£ 600		£ 600
Loans and advances to banks	10,689		10,689	£ 12,947
Customer deposits	£ 369,247		369,247	360,914
Total income			14,253	13,402	£ 13,133
Operating expenses			£ 9,325	£ 9,645	£ 10,401
Associate
Related party transactions
Investment extended to ownership voting rights (as a percentage)			20.00%
RBSG plc | HM Treasury
Related party transactions
Sale of ordinary shares		925				630
Percentage of ownership interest	62.10%